Golub Group Equity Fund

Golub Group Equity Fund

Supplement to the Prospectus dated May 31, 2011

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 1 of the Prospectus.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Golub Group Equity Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase and a $15 fee for redemptions paid by wire)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Golub Group Equity Fund
Management Fees		1.00%
Distribution (12b-1) Fees	[1]	none
Other Expenses		1.21%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		2.22%
Fee Waiver/Expense Reimbursement		(0.96%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.26%
[1]	The Fund has adopted a 12b-1 Plan that permits the Fund to pay 0.25% of its average daily net assets to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated prior to May 31, 2012.
[2]	"Acquired Fund Fees and Expenses" represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Fund's prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursement reflects that, as of the date of this Prospectus, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii ) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any "Fees and Expense of Acquired Funds" as that term is described above. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Golub Group Equity Fund	128	654	1,206	2,714

This supplement and the Prospectus provide the information a prospective investor should know about the Golub Group Equity Fund and should be retained for future reference. A Statement of Additional Information, dated May 31, 2011, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (866) 954-6682.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2011
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001437249
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 31, 2011
Prospectus Date	rr_ProspectusDate	May 31, 2011
Golub Group Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat1437249_SupplementTextBlock

Golub Group Equity Fund

Supplement to the Prospectus dated May 31, 2011

The following replaces the sections entitled “Fees and Expenses of the Fund” and “Example” in their entirety on page 1 of the Prospectus.

Fees and Expenses of the Fund	vat1437249_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase and a $15 fee for redemptions paid by wire)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[3]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Fund’s prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2012
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	654
5 Years	rr_ExpenseExampleYear05	1,206
10 Years	rr_ExpenseExampleYear10	2,714
Supplement Additional Information [Text Block]	vat1437249_SupplementAdditionalInformationTextBlock	This supplement and the Prospectus provide the information a prospective investor should know about the Golub Group Equity Fund and should be retained for future reference. A Statement of Additional Information, dated May 31, 2011, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at (866) 954-6682.

[1]	The Fund has adopted a 12b-1 Plan that permits the Fund to pay 0.25% of its average daily net assets to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated prior to May 31, 2012.
[2]	"Acquired Fund Fees and Expenses" represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Fund's prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursement reflects that, as of the date of this Prospectus, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2012, so that Total Annual Fund Operating Expenses does not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii ) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any "Fees and Expense of Acquired Funds" as that term is described above. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.